Segment Information (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disaggregation of Revenue [Line Items]
Total revenue	$ 88,542	$ 68,092	$ 323,410	$ 226,277	$ 191,844
United States
Disaggregation of Revenue [Line Items]
Total revenue	90,810	67,170	318,144	219,415	187,261
Other
Disaggregation of Revenue [Line Items]
Total revenue	$ (2,268)	$ 922	$ 5,266	$ 6,862	$ 4,583